Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2023
Receivables [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net, consists of the following:
	June 30, 2023	December 31, 2022

Accounts receivable	$22,272,752	$21,895,260
Less: Allowance for doubtful accounts	(7,203,751)	(7,080,677)
Total accounts receivable, net	$15,069,001	$14,814,583

Schedule of Movement of Allowance for Doubtful Accounts	Movement of allowance for doubtful accounts is as follows:
	Six Months Ended June 30, 2023	Year Ended December 31, 2022

Beginning balance	$7,080,677	$2,607,600
Provision for doubtful accounts	483,137	4,783,518
Foreign currency translation adjustments	(360,063)	(310,441)
Ending balance	$7,203,751	$7,080,677